Revenue from collaboration agreements (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Deferred revenue related to the collaboration agreements
Deferred revenue related to the collaboration agreements consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Current	64,957	50,402
Non-current	75,759	48,225

Total	140,716	98,627

Summary of revenue from collaboration agreements explanatory
Revenue from collaboration agreements were realized with the following partners:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)
Revenue from collaboration agreements:
Genmab, Denmark	9,617	6,929	11,204
BMS, United States	126,100	13,138	11,489
Amgen, United States	—	10,228	4,865
GSK, United Kingdom	37,114	4,468	3,695

Total	172,831	34,763	31,253